Registration No.: 2-42379

811-2240

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. [ ] Post-Effective Amendment No. [33]	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 Amendment No. [33]	☒

STRATTON MONTHLY DIVIDEND REIT SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050

(Address of Principal Executive Offices)

(610) 941-0255

(Registrant’s Telephone Number, including Area Code)

Patricia L. Sloan, Secretary/Treasurer

Stratton Monthly Dividend REIT Shares, Inc.

610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050

(Name and Address of Agent for Service)

With copies to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103-6996

(215) 988-2700

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:	Shares of Common Stock

[Outside Front Cover]

PROSPECTUS

MAY 1, 2009

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares

Stratton Small-Cap Value Fund

LOGO

STRATTON

Mutual Funds

Stability. Strategy. Success

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise. An investment in the fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

[INSIDE FRONT COVER]

STRATTON MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

Stratton Small-Cap Value Fund

PROSPECTUS

May 1, 2009

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(610) 941-0255

FUND SUMMARIES	This Prospectus offers shares of the following funds: Stratton Multi-Cap Fund, Inc. (“SMCF”); Stratton Monthly Dividend REIT Shares, Inc. (“SMDS”); and Stratton Small-Cap Value Fund (“SSCV”), a separate series of The Stratton Funds, Inc. Shareholders should be aware that by combining the Prospectus of each fund into this one document, there is the possibility that one fund may become liable for any misstatements in the Prospectus about another fund. To the extent that a fund incurs such liability, a shareholder’s investment in such fund could be adversely affected.

Stratton Multi-Cap Fund

Investment Objectives	The fund seeks long-term growth of capital. The fund also seeks current income from interest and dividends as a secondary objective.

Principal Investment Strategies

The fund invests primarily in common stocks, including dividend-paying stocks, of well-established U.S. companies that Stratton Management Company (the “Advisor”) believes are undervalued. These value stocks appear to be under-priced based on traditional measures such as lower price-to-earnings and price-to-book ratios. The Advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. The fund does not limit investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Advisor employs a two-part investment process that combines quantitative and qualitative research methods. Quantitatively, the Advisor focuses on valuation, earnings momentum and, as a confirming factor, relative price strength. Fundamental valuation is the largest component of the quantitative aspect of the investment process and takes into consideration both a company’s valuation relative to its peers and its valuation relative to its private market value. Qualitatively, the Advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

All of the above mentioned characteristics are reviewed when eliminating a stock from the portfolio if, when compared to its peers, a stock has unfavorable future prospects. The Advisor regularly reviews economic and social conditions in an effort to ensure that the fund’s portfolio has the greatest possible potential for capital growth, consistent with reasonable levels of risk. The fund hopes to achieve steady, stable growth of principal and dividend income.

Principal Investment Risks

The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the risks associated with an investment in this fund include:

•        Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.

•        Manager Risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

2

Who may want to invest in SMCF?

You may want to invest in this fund if you:

•        desire an investment that focuses on growth and income

•        are investing for retirement or other long-term goals

•        can tolerate performance that varies from year to year

Fund Performance	The following charts provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance. The returns include reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the fund’s future performance.

Annual Returns (%)

[INSERT BAR CHART]

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
(9.29)	22.05	10.18	(21.38)	42.19	23.53	14.49	0.77	18.76	(38.32)

For the ten years ended December 31, 2008:

Best quarter: 21.62%, December 31, 2003

Worst quarter: (21.97%), December 31, 2008

Performance Table

Average Annual Total Returns as of December 31, 2008

	1 Year	5 Years	10 Years
Stratton Multi-Cap Fund
Return Before Taxes	(38.32%)	0.86%	3.59%
Return After Taxes on Distributions[1]	(38.60%)	(0.05%)	2.47%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(24.23%)[2]	1.09%[2]	3.00%[2]
S&P 500 Index[3] (reflects no deduction for fees, expenses or taxes)	(36.99%)	(2.19%)	(1.38%)
Russell 3000® Value Index[4] (reflects no deduction for fees, expenses or taxes)	(36.25%)	(0.72%)	1.69%

[1]

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations. In particular, an actual individual investor may have difficulty realizing tax benefits from a loss on sale of fund shares that equal the amounts assumed in the above hypothetical calculation of “Return After Taxes on Distributions and Sale of Fund Shares” for the 1 Year period. For individual taxpayers, capital losses can only be used to offset capital gains aside from a limited amount ($1,500 or $3,000 per year, depending on an individual’s filing status) of net capital loss that can be used to offset ordinary income. Thus, for an actual individual investor, a substantial portion of the short-term capital losses assumed in the above hypothetical calculation might actually be absorbed as an offset to the investor’s long-term capital gains, resulting in a substantially lower effective rate of tax savings, or a substantial portion of the tax benefits from any such losses might be deferred for a number of years or never realized at all, if the investor’s capital losses from this and other investments exceed the investor’s capital gains.

[3]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.

[4]

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98%, (as of December 31, 2008,) of the investable U.S. equity market.

3

Stratton Monthly Dividend REIT Shares

Investment Objective	The fund seeks a high rate of return from dividend and interest income.

Principal Investment Strategies

The fund invests, under normal circumstances, at least 80% of its assets (measured at the time of purchase) in common stocks and other equity securities of Real Estate Investment Trusts (“REITs”). REITs were created to enable investors to participate in the benefits of owning real estate. REITs may own many different types of properties, such as apartment complexes, office buildings, hotels, health care facilities, shopping centers and regional malls.

The fund is managed to provide a high level of monthly cash flow to its shareholders and therefore seeks to invest in REITs and other equity securities that have strong dividend payouts. The fund seeks higher yielding securities to attempt to maintain its distribution level. REITs generally provide income, but also offer the potential for dividend growth and capital appreciation. Investment decisions will be made on the basis of an analysis of fundamentals of individual REITs and other companies and on relevant economic and social conditions.

Securities in the portfolio that the Advisor may sell are those stocks with either excessive valuation relative to their peers or stocks whose fundamental characteristics have begun to deteriorate.

Principal Investment Risks

The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the risks associated with an investment in this fund include:

•         Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.

•         Real Estate Market and REIT Risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

•         Investment Category Risk, or the risk that the fund’s concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund.

•         Manager Risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

•         Income Risk, or the risk that the fund may not provide a high level of income.

4

Who may want to invest in SMDS?

You may want to invest in this fund if you:

•        desire an investment that focuses on income

•        are investing for retirement or other long-term goals

•        can tolerate performance that varies from year to year

Fund Performance	The following charts provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the fund’s future performance.

Annual Returns (%)

[INSERT BAR CHART]

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
(6.25)	20.10	22.98	6.46	32.38	22.17	4.11	28.32	(15.35)	(30.34)

For the ten years ended December 31, 2008:

Best quarter: 13.88%, March 31, 2006

Worst quarter: (34.20%), December 31, 2008

Performance Table

Average Annual Total Returns as of December 31, 2008

	1 Year	5 Years	10 Years
Stratton Monthly Dividend REIT Shares
Return Before Taxes	(30.34%)	(0.77%)	6.50%
Return After Taxes on Distributions[1]	(32.28%)	(3.19%)	3.85%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(17.18%)[2]	(0.53%)[2]	4.80%[2]
S&P 500 Index[3] (reflects no deduction for fees, expenses or taxes)	(36.99%)	(2.19%)	(1.38%)
FTSE NAREIT Equity Index[4] (reflects no deduction for fees, expenses or taxes)	(39.74%)	0.25%	7.07%

[1]

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations. In particular, an actual individual investor may have difficulty realizing tax benefits from a loss on sale of fund shares that equal the amounts assumed in the above hypothetical calculation of “Return After Taxes on Distributions and Sale of Fund Shares” for the 1 Year period. For individual taxpayers, capital losses can only be used to offset capital gains aside from a limited amount ($1,500 or $3,000 per year, depending on an individual’s filing status) of net capital loss that can be used to offset ordinary income. Thus, for an actual individual investor, a substantial portion of the short-term capital losses assumed in the above hypothetical calculation might actually be absorbed as an offset to the investor’s long-term capital gains, resulting in a substantially lower effective rate of tax savings, or a substantial portion of the tax benefits from any such losses might be deferred for a number of years or never realized at all, if the investor’s capital losses from this and other investments exceed the investor’s capital gains.

[3]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.

[4]

The FTSE NAREIT Equity Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and Nasdaq that have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of December 31, 2008, the FTSE NAREIT Equity Index was comprised of 113 REITs.

5

Stratton Small-Cap Value Fund

Investment Objective	The fund seeks long-term capital appreciation.

Principal Investment Strategies

The fund invests, under normal circumstances, at least 80% of its assets (measured at the time of purchase) in common stock and securities convertible into common stock of small-capitalization companies. Small-cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. These common stocks are of well-established U.S. companies that the Advisor believes are under-priced based on traditional measures of valuation such as price-to-cash flow and price-to-earnings ratios.

Generally, small company stocks are considered more volatile than large company stocks because small companies have limited product lines and financial resources. Stocks of these companies may experience more abrupt price movements than larger cap stocks.

The Advisor employs a two-part investment process that combines quantitative and qualitative research methods. Quantitatively, the Advisor focuses on valuation, earnings momentum and, as a confirming factor, relative price strength. Fundamental valuation is the largest component of the quantitative aspect of the investment process and focuses on each company’s valuation relative to its peers. Qualitatively, the Advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation. The Advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk.

Securities in the portfolio that the Advisor may sell are those stocks with either excessive valuations relative to their peers or stocks that have poor earnings prospects relative to their peers.

Principal Investment Risks

The value of your investment in the fund will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the risks associated with an investment in this fund include:

•         Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.

•         Small-Cap Stock Risk, or the risk that the fund’s investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to large companies.

•         Manager Risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

6

Who may want to invest in SSCV?

You may want to invest in this fund if you:

•         desire an investment that focuses on capital appreciation

•         are investing for long-term goals

•         are willing to accept more market risk in return for the potentially higher returns that may come from investing in small-cap companies

•         can tolerate performance that varies from year to year

Fund Performance	The following charts provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the fund’s future performance.

Annual Returns (%)

[INSERT BAR CHART]

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
(1.98)	23.91	10.89	(9.51)	49.63	26.43	10.86	13.82	(2.20)	(25.77)

For the ten years ended December 31, 2008:

Best quarter: 21.26%, June 30, 2003

Worst quarter: (21.73%), December 31, 2008

Performance Table

Average Annual Total Returns as of December 31, 2008

	1 Year	5 Years	10 Years
Stratton Small-Cap Value Fund
Return Before Taxes	(25.77%)	2.98%	7.76%
Return After Taxes on Distributions[1]	(25.77%)	2.65%	7.33%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(16.75%)[2]	2.62%	6.77%
Russell 2000® Index[3] (reflects no deduction for fees, expenses or taxes)	(33.79%)	(0.93%)	3.02%
Russell 2000® Value Index [4] (reflects no deduction for fees, expenses or taxes)	(28.92%)	0.27%	6.11%

[1]

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations. In particular, an actual individual investor may have difficulty realizing tax benefits from a loss on sale of fund shares that equal the amounts assumed in the above hypothetical calculation of “Return After Taxes on Distributions and Sale of Fund Shares” for the 1 Year period. For individual taxpayers, capital losses can only be used to offset capital gains aside from a limited amount ($1,500 or $3,000 per year, depending on an individual’s filing status) of net capital loss that can be used to offset ordinary income. Thus, for an actual individual investor, a substantial portion of the short-term capital losses assumed in the above hypothetical calculation might actually be absorbed as an offset to the investor’s long-term capital gains, resulting in a substantially lower effective rate of tax savings, or a substantial portion of the tax benefits from any such losses might be deferred for a number of years or never realized at all, if the investor’s capital losses from this and other investments exceed the investor’s capital gains.

[3]

The Russell 2000® Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® Index total market capitalization. The Russell 3000® Index represents approximately 98% (as of December 31, 2008) of the investable U.S. equity market.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

7

FEES AND EXPENSES	The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

	SMCF	SMDS	SSCV
Shareholder Fees:
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%	1.50%	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%	1.50%	1.50%
Annual Fund Operating Expenses:
(expenses that are deducted from fund assets)
Management Fees	0.75%	0.625%	0.90%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.32%	0.375%	0.32%
Total Fund Operating Expenses	1.07%	1.00%	1.22%

In addition to the above fees, the funds’ transfer agent may charge you a fee for each redemption by wire transfer. See “How to Redeem Fund Shares.”

Expense Example[1] :

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example illustrates the expenses that you would pay on a $10,000 investment, assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, (3) all distributions are reinvested, and (4) each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SMCF	$109	$340	$590	$1,306
SMDS	$102	$318	$552	$1,225
SSCV	$124	$387	$670	$1,477

[1] The Expense Example does not include the funds’ redemption or exchange fees because they apply only to shares redeemed or exchanged within 120 days of purchase.

8

FINANCIAL HIGHLIGHTS	The financial highlights tables are intended to help you understand each fund’s financial performance during the past five years. Certain information reflects financial results for a single fund share. The total returns represent how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108, Independent Registered Public Accounting Firm, whose report, along with the funds’ financial statements, is incorporated by reference into the Statement of Additional Information and is included in the funds’ Annual Report to Shareholders dated December 31, 2008 which may be obtained free of charge by calling (800) 634-5726.

Stratton Multi-Cap Fund, Inc.

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$44.64	$41.82	$44.35	$40.69	$34.69

Income From Investment Operations
Net investment income	0.11	0.27	0.21	0.07	0.04
Redemption fees	0.09	__ [1]	0.07	0.02	0.03
Net gains (losses) on securities (both realized and unrealized)	(16.85)	7.47	0.06	5.71	7.96

Total From Investment Operations	(16.65)	7.74	0.34	5.80	8.03

Less Distributions
Dividends (from net investment income)	(0.19)	(0.19)	(0.21)	(0.07)	(0.04)
Distributions (from capital gains)	(1.07)	(4.73)	(2.66)	(2.07)	(1.99)
Distributions (in excess of capital gains)	(0.03)	—	—	—	—

Total Distributions	(1.29)	(4.92)	(2.87)	(2.14)	(2.03)

Net Asset Value, End of Year	$26.70	$44.64	$41.82	$44.35	$40.69

Total Return	(38.32%)	18.76%	0.77%	14.49%	23.53%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$74,765	$101,169	$99,532	$173,405	$110,251
Ratio of expenses to average net assets	1.07%	1.06%	1.06%	1.08%	1.15%
Ratio of net investment income to average net assets	0.35%	0.42%	0.40%	0.17%	0.12%
Portfolio turnover rate	70.49%[2]	25.68%	31.04%	29.22%	44.44%

[1]	Amount represents less than $0.01 per share.

[2]	Portfolio turnover increased significantly in 2008 due to greater than expected inflows of cash in the first half of the year and greater than expected outflows of cash in the second half of the year.

9

Stratton Monthly Dividend REIT Shares, Inc.

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$28.57	$38.86	$34.35	$36.86	$32.86

Income From Investment Operations
Net investment income	0.97	0.95	0.89	0.94	0.98
Redemption fees	__ [1]	__ [1]	__ [1]	0.01	0.01
Net gains (losses) on securities (both realized and unrealized)	(8.57)	(6.36)	8.47	0.52	6.01

Total From Investment Operations	(7.60)	(5.41)	9.36	1.47	7.00

Less Distributions
Dividends (from net investment income)	(0.97)	(0.95)	(0.89)	(0.94)	(0.98)
Distributions (from capital gains)	(2.79)	(3.93)	(3.96)	(3.04)	(2.02)
Return of capital	(0.02)	—	—	—	—

Total Distributions	(3.78)	(4.88)	(4.85)	(3.98)	(3.00)

Net Asset Value, End of Year	$17.19	$28.57	$38.86	$34.35	$36.86

Total Return	(30.34%)	(15.35%)	28.32%	4.11%	22.17%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$68,060	$104,574	$165,451	$153,344	$211,477
Ratio of expenses to average net assets	1.00%	0.92%	0.91%	0.95%	0.96%
Ratio of net investment income to average net assets	3.64%	2.75%	2.36%	2.49%	2.90%
Portfolio turnover rate	17.54%	16.85%	20.20%	5.36%	44.28%

[1]	Amount represents less than $0.01 per share.

10

Stratton Small-Cap Value Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$46.14	$48.43	$43.28	$40.33	$32.96

Income From Investment Operations
Net investment income (loss)	(0.05)[1]	0.11	(0.02)	(0.07)	(0.15)
Redemption fees	0.01	0.01	0.01	0.02	—
Net gains (losses) on securities (both realized and unrealized)	(11.85)	(1.10)	5.97	4.43	8.75

Total From Investment Operations	(11.89)	(0.98)	5.96	4.38	8.60

Less Distributions
Dividends (from net investment income)	—	(0.10)	—	—	—
Distributions (from capital gains)	—	(1.21)	(0.81)	(1.43)	(1.23)

Total Distributions	—	(1.31)	(0.81)	(1.43)	(1.23)

Net Asset Value, End of Year	$34.25	$46.14	$48.43	$43.28	$40.33

Total Return	(25.77%)	(2.20%)	13.82%	10.86%	26.43%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$664,594	$712,132	$736,934	$355,413	$116,472
Ratio of expenses to average net assets	1.22%	0.87%	1.21%	1.28%	1.47%
Ratio of net investment income (loss) to average net assets	(0.12%)	0.21%	(0.06%)	(0.25%)	(0.57%)
Portfolio turnover rate	26.14%	19.07%	29.41%	15.49%	16.54%

[1]	Calculated based on the average number of shares outstanding during the year.

11

INVESTMENT POLICIES AND RISK CONSIDER-ATIONS

The investment objective of SMCF is fundamental, which means it cannot be changed without the vote of a majority of the fund’s shares. The investment objectives of SMDS and SSCV are not fundamental, which means they can be changed by each fund’s Board of Directors.

Unless otherwise stated in this Prospectus or the Statement of Additional Information, each fund’s investment policies are not fundamental. However, the funds intend to notify shareholders before making any material change in policy or restriction, with at least 60 days notice before changing the 80% investment policy with respect to SMDS and SSCV.

Each fund’s fundamental investment restrictions are listed in the Statement of Additional Information.

Risk Considerations for SSCV	Investments in small-cap companies have certain risks associated with them. First and foremost is their greater earnings and price volatility in comparison to large companies. Earnings risk is partially due to the undiversified nature of small company business lines. The fund attempts to counteract these concerns about investing in small-cap companies by using strict purchase criteria. One of these criteria stipulates that these companies must have been sound and on-going entities for at least three years. In addition, to be considered a buy candidate, companies must be characterized as being undervalued relative to their industry peers. Historically, undervalued small companies have had a lower risk profile than the overall small-capitalization market.

Risk Considerations for each Fund REITs	Each fund may invest in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended or by changes in interest rates. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the Investment Company Act of 1940, as amended.

REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each fund intends to include the gross dividends from such REITs in its distributions to shareholders and, accordingly, a portion of the funds’ distributions may also be designated as a return of capital. For more information, please see the discussion under “Tax Treatment.”

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Temporary Investments

Although each fund normally seeks to remain fully invested in equity securities and, with respect to SMDS and SSCV, to otherwise meet its 80% investment policy requirement, each fund may invest temporarily up to 100% of its assets in certain short-term fixed income securities. Such securities may be used, among other reasons, to invest uncommitted cash balances temporarily, to maintain liquidity to meet shareholder redemptions, or as a defensive measure to attempt to protect capital. These securities include, but are not limited to, obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances, repurchase agreements and money market instruments. When a fund invests for defensive purposes, the fund may not achieve its investment objective.

For temporary defensive purposes, SMCF may invest, without limitation, in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations. To the extent such investments are made, the fund may not achieve long-term growth of capital.

Disclosure of Portfolio Holdings	A description of the funds’ policies regarding the disclosure of the funds’ portfolio holdings can be found in the Statement of Additional Information. The funds publish on their website, www.strattonfunds.com, a complete list of each fund’s month-end portfolio holdings, top five industry categories, total net assets, and the total number of portfolio holdings by the fifth business day of the following month. This information will be available on the website until the date on which a fund files its next portfolio holdings report on either Form N-CSR or Form N-Q with the Securities and Exchange Commission (“SEC”).

ADVISOR

The Advisor is an investment advisor registered with the SEC located at Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050. The Advisor provides investment advisory services for a variety of individuals and institutions, and had approximately $1.9 billion in assets under management as of December 31, 2008. On April 30, 2008, Susquehanna Bancshares Inc., a publicly owned financial services holding company based in Lititz, Pennsylvania (“Susquehanna”), acquired Stratton Holding Company (“SHC”), which was, at the time, the parent company of the Advisor. As a result of the acquisition, SHC was terminated and the Advisor is now a direct wholly owned subsidiary of Susquehanna.

James W. Stratton, Chief Investment Officer of the Advisor, has been primarily responsible for the day-to-day investment management of SMCF since the fund’s inception in 1972. The final selection of stocks for the SMDS portfolio is made by James A. Beers, President of SMDS. Mr. Beers has served as Chief Executive Officer of the Advisor since 2008, President of the Advisor from 2006 to 2008 and Vice President of the Advisor from 1997 to 2006. Since 2000, the final decision to buy or sell stocks for the SSCV portfolio has been made by Gerald M. Van Horn, CFA, President of SSCV. Mr. Van Horn has served as a Portfolio Manager of the Advisor since 2000 and as Senior Vice President of the Advisor since 2008. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each fund.

The Advisor pays PFPC Distributors, Inc. an annual fee for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each fund.

A discussion regarding the basis for the Board of Directors’ approval of the Investment Advisory Agreements between each fund and the Advisor is available in the funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2007.

The Investment Advisory Agreements between each fund and the Advisor were approved by a proxy vote of shareholders on March 28, 2008.

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Advisory Fee	Pursuant to Investment Advisory Agreements, the Advisor provides an investment program in accordance with each fund’s investment policies, limitations and restrictions. Each fund pays the Advisor a management fee which is calculated daily and paid monthly. Each fund’s Investment Advisory Agreement spells out the management fee and other expenses that the fund must pay. For the fiscal year ended December 31, 2008, SMCF, SMDS and SSCV paid the Advisor a management fee of 0.75%, 0.625% and 0.90% of each fund’s respective average daily net assets.

PRICING FUND SHARES

Fund share pricing is based upon net asset value. The net asset value per share of each fund is determined once each business day as of the close of regular trading hours (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”). Such determination will be made by dividing the value of all securities and other assets (including dividends accrued but not collected) less any liabilities (including accrued expenses) by the total number of shares outstanding.

Portfolio securities are valued as follows:

1.      Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices.

2.      Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker.

3.      Securities for which market quotations are not readily available will be valued at their “fair value” in good faith. For these purposes “fair value” means the price that the Advisor reasonably expects the funds could receive from an arm's-length buyer upon the current sale of the securities within 7 days, after considering all appropriate factors and indications of value available to them. The Advisor will monitor on a daily basis market changes that may affect such valuation. In the event the fair value of a portfolio security is determined, such action will be promptly reported to the Valuation Committee of the Board of Directors. The reports include the basis for the pricing determinations made by the Advisor. The Valuation Committee is authorized to take such further actions as it deems appropriate in the interest of the funds and their respective shareholders in light of the information it receives. The Advisor will regularly test the accuracy of the fair value price of a security by comparing the price with values that are available from other sources, including actual trade prices and quotations from pricing services and dealers. The Advisor will exercise reasonable diligence to obtain market quotations before concluding that market quotations are not readily available. The Advisor may not fair value price securities when market quotations are readily available. The Advisor may determine to fair value price securities to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a fund’s NAV. Situations involving significant events include, but are not limited to, if a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. One effect of using fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of fund shares. However, it involves the risk that the values used by the funds to price their investments may be different from those used by other investment companies and investors to price the same investments.

Determination of the net asset value may be suspended when the right of redemption is suspended as provided under “How to Redeem Fund Shares.”

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HOW TO BUY FUND SHARES	You pay no sales charge to invest in any of the funds. Shares of all funds are sold at the net asset value per share (“NAV”) next determined after receipt of a purchase in good order by the funds’ transfer agent, PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc. (“PNC”).

Customer Identification Program	Federal regulations require the funds to obtain specific information when you open an account. This information includes your name, date of birth, social security number or employer identification number or other government-issued identification number, mailing address and, if different, residency address. Additional information may be required in certain circumstances. Purchase applications without such information will not be accepted. To the extent permitted by applicable law, the funds reserve the right to place limits on transactions in your account until your identity is verified.

Timing of Requests

All requests received by PNC before the close of the New York Stock Exchange (“NYSE”), typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s closing share price. Orders received after 4:00 p.m. Eastern time will be executed the next day that the NYSE is open, at that day’s closing share price. Shares will not be priced on days when the NYSE is closed.

Shares of the funds will not be priced and are not available for purchase on the following days on which the NYSE is closed for trading: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, or any other day that the NYSE is closed for trading.

General Information

Please note that if you sell or exchange your shares within 120 days of the day you bought them, you may be required to pay a redemption fee of 1.50% which will be deducted from your proceeds. See “How to Redeem Fund Shares-Redemption Fee”. This fee is retained by the funds to compensate the funds for the extra expense they incur as a result of short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The fee may not apply in certain circumstances as discussed below.

The redemption fee will be waived in the event of a redemption following the death or disability of a shareholder as defined in Section 72(m)(7) of the Internal Revenue Code, as amended. The redemption fee will also be waived for required minimum distributions from any retirement account or shares purchased through reinvested dividends or capital gains.

Shares of a fund may be purchased or redeemed through broker/dealers who may charge a transaction fee. This fee would not otherwise be charged if the shares were purchased directly from a fund. The funds may accept wire purchase orders from broker/dealers and institutions that previously have been approved by a fund. The funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The funds reserve the right to reject any purchase order. The funds do not routinely issue share certificates. Share certificates are issued only upon written shareholder request.

The funds will only accept checks drawn on U.S. currency on domestic banks. Please make your check payable to Stratton Mutual Funds. Third-party checks, starter checks, credit cards, credit card checks and cash and cash equivalents–such as traveler’s checks, cashier’s checks, certified checks and money orders–cannot be accepted to purchase shares.

The funds reserve the right to reject a redemption request until the purchase check has cleared. A fee is charged to your account for any purchase check returned to the custodian. The funds have the right to redeem your shares at current NAV at any time and without prior notice if and to the extent that such redemption is necessary to reimburse a fund for any loss sustained by reason of your failure to make full payment for shares of the fund you previously purchased or subscribed for.

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The funds may authorize certain financial intermediaries to accept, on behalf of the funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, a fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the fund's NAV next determined after such acceptance. Your financial intermediary is responsible for transmitting accepted orders to the funds within the time period agreed upon.

The Advisor and/or its affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the funds or for other services to the funds and shareholders. These payments (“Additional Payments”) would be in addition to fund payments described in this Prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the funds’ Statement of Additional Information. The Advisor does not direct portfolio transactions to broker-dealers in exchange for sales of fund shares or to receive preferential marketing treatment. A fund may reimburse the Advisor for and/or pay directly Additional Payments.

Shareholder inquiries should be directed to a specific fund c/o PNC, P.O. Box 9801, Providence, RI 02940, or by calling toll-free (800) 472-4266. Certain special shareholder services, such as a request for a historical transcript of your account, may involve an additional fee.

Shareholders of each fund can obtain toll-free access to account information, as well as some transactions, by calling (800) 472-4266. Integrated Voice Response System provides share price and price change for the funds, gives account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months) and allows exchanges of shares.

In-Kind Purchases	In certain situations, fund shares may be purchased by tendering payment in-kind in the form of securities. Any securities used to buy fund shares must be readily marketable, their acquisition consistent with the fund’s objective and otherwise acceptable to the Advisor. Prior to making such a purchase, you should call the Advisor to determine if the securities you wish to use to make a purchase are appropriate. The funds reserve the right to reject the offer of any payment in-kind.

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How to buy shares

To open an account	To add to an account

By Mail	By Mail

Complete the application.

Minimum initial investment for the funds:

$2,000 for non-retirement accounts

No minimum for retirement accounts

Please make check payable to the name of the fund you wish to invest in, or to Stratton Mutual Funds if investing in more than one Fund.

If using regular first-class mail, send to:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

P.O. Box 9801

Providence, RI 02940

If using express delivery, registered or certified mail, send to:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

Minimum additional investments for the funds:

$100 for non-retirement accounts

No minimum for retirement accounts

Please make check payable to the name of the fund you are investing in and write your account number on the check. Mail your check and the stub from your last account statement to the funds.

If using regular first-class mail, send to:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

P.O. Box 9801

Providence, RI 02940

If using express delivery, registered or certified mail, send to:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

By Wire	By Wire

Call (800) 472-4266 to have an account number assigned to you.

Minimum initial investment for the funds:

$2,000 for non-retirement accounts

No minimum for retirement accounts

Call your bank with instructions to transmit federal funds to:

•        PNC Bank – Pittsburgh, PA

•        ABA#: 031000053

•        Credit: The fund name

•        Acct#: 8606906145

•        FBO: name(s) on account registration, Fund# and Acct# assigned to you

Your bank may charge a wire fee.

Mail a completed application to PNC Global Investment Servicing at the address above.

Minimum additional investments for the funds:

$100 for non-retirement accounts

No minimum for retirement accounts

Call your bank with instructions to transmit federal funds to:

•        PNC Bank – Pittsburgh, PA

•        ABA#: 031000053

•        Credit: The fund name

•        Acct#: 8606906145

•        FBO: name(s) on account registration, Fund# and Acct# assigned to you

Your bank may charge a wire fee.

By Automatic Investment	By Automatic Investment

Complete the applicable sections on the application.

Non-retirement accounts require a $2,000 initial minimum balance in order to participate.

Subsequent investments will be drawn from your bank account and invested into the fund(s). The minimum monthly investment is $100.

Call (800) 472-4266 to request an application. Complete the applicable sections.

Non-retirement accounts require a $2,000 initial minimum balance in order to participate.

Subsequent investments will be drawn from your bank account and invested into the fund(s). The minimum monthly investment is $100.

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HOW TO REDEEM FUND SHARES

Timing of Requests	Shares are redeemed at the net asset value next determined at the close of regular trading hours on the NYSE after receipt of a request for redemption in the form described below, and the certificates (if any) evidencing the shares to be redeemed. A redemption fee may apply, see “Redemption Fee” below. The transfer agent may charge a fee for wiring redemption proceeds. Payment for shares redeemed is made by mailing a check to your address of record within five business days, or such shorter time period as may be required by applicable SEC rules, after receipt of the redemption request and certificates (if issued).

Frequent Purchases and Redemptions of Fund Shares	Fund investors may attempt to profit through a practice called market timing or short-term trading in fund shares. This might be achieved by the purchase and redemption of fund shares within a short time period. Frequent short-term trading of shares can harm shareholders in various ways, including reducing the returns of long-term shareholders by increasing costs to the fund, such as brokerage commissions, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced in the funds’ NAV. The funds’ Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by shareholders. See “Redemption Fee” below. The funds receive reports from their service providers through which they monitor activity, which may be construed to be short-term trading. When such activity appears to be taking place the fund issues instructions to its service provider so as to place restrictions on the shareholder’s purchase or exchange activity. From time to time the funds may put in place additional procedures or practices to detect and/or discourage market timing by investors. However, investors should be aware that the funds’ procedures, while designed to discourage disruptive trading practices, may not entirely eliminate the possibility that such activity may take place.

Redemption Fee	If you sell or exchange your shares within 120 days after the purchase date, you may be charged a redemption fee of 1.50% of the total redemption amount. This fee is retained by the funds to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The redemption fee may not apply in certain circumstances including the death or disability of a shareholder, shares purchased through reinvested dividends or capital gains, or required minimum distributions from any retirement account. Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. Omnibus accounts include multiple investors and such accounts typically provide the funds with a net purchase or redemption request on any given day where the purchases and redemptions of fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are generally not known by the funds.

Telephone Redemptions	Neither the funds nor any of their service contractors will be liable for any loss or expense or cost in acting upon any telephone instructions that are reasonably believed to be genuine. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement.

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Redeeming Recently Purchased Shares	If you wish to redeem shares that were recently purchased by check, the funds may reject your redemption request until the purchase check has cleared. You would then need to resubmit your redemption request and this would delay the receipt of your proceeds. If you are considering redeeming shares soon after purchase, you should purchase by bank wire to avoid delay.

Signature Guarantees	The funds may require additional documentation or medallion signature guarantees on any redemptions if proceeds are to be paid to someone other than the account holder, when redemption proceeds are to be wired to a bank, requests are made to transfer share registration, on redemptions over $100,000 or when redemption proceeds are to be sent to an address other than that of the account holder. For your protection, the funds require a medallion signature guarantee if the account address has been changed within 30 days of the redemption request. A medallion signature guarantee helps protect against fraud. You can obtain one from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please call (800) 472-4266 with any questions about obtaining a medallion signature guarantee.

Accounts with Low Balances	Due to the expense of maintaining accounts with low balances, if your account falls below $500, the fund may ask you to increase your balance. If your balance is still below $500 after 60 days, the fund may close your account and send you the proceeds.

General Information	The funds reserve the right to suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances. The funds also reserve the right to delay sending out redemption proceeds for up to seven days. This generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions. The funds also reserve the right to redeem shares in-kind, i.e., by delivering securities held in a fund’s portfolio in lieu of cash.

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How to redeem shares

By Mail	By Telephone

Write a letter of instruction that includes:

•        the fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell; and

•        all signatures and any additional documents that may be required

Mail your letter and any applicable stock certificates you hold to:

If using regular first-class mail:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

P.O. Box 9801

Providence, RI 02940

If using express delivery, registered or certified mail:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

A check will be mailed to the name(s) and address in which the account is registered. A redemption fee may apply if you redeem your shares within 120 days after the purchase date.

Call (800) 472-4266 to request a redemption of your fund shares. Requests made before 4:00 p.m. Eastern time will be executed the same day, at that day’s closing share price. Calls received after 4:00 p.m. Eastern time will be executed the following day, at that day’s closing share price.

The funds may require additional documentation or a medallion signature guarantee on any redemptions in amounts over $100,000.

Telephone redemption requests to send proceeds to a bank may be accepted if the appropriate wiring instructions are on file prior to the request. Requests to send proceeds to an address other than the address of record must be in writing and include the appropriate medallion signature guarantees.

By Automated Clearing House

Redemption proceeds may be transferred to banks that are on-line members of ACH, without a service fee. Written ACH redemption requests should be sent to PNC at the applicable address under “By Mail.” ACH redemptions are sent the day following receipt of your request and funds are available two days later.

By Exchange	By Systematic Cash Withdrawal Plan

Call (800) 472-4266 to request an exchange of shares into another Stratton Mutual Fund. An exchange fee may apply if you exchange your shares within 120 days after the purchase date.	To participate in this plan, you must either own or purchase shares having a minimum value of $10,000. Call (800) 472-4266 to request this plan. There is a $50 monthly minimum.

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EXCHANGE PRIVILEGE

You can exchange fund shares for shares of the other Stratton funds. Each fund has a distinct investment objective, which should be reviewed before executing any exchange of shares. You should also read the additional information about a fund, including its expenses, before seeking any such exchange. Shares may be exchanged by written or telephonic request. If you exchange your shares within 120 days after the purchase date, a redemption fee of 1.50% may be charged on the amount exchanged.

PLEASE NOTE: Shareholders who have certificated shares must surrender these certificates to the transfer agent to be held on account in unissued form before taking advantage of the exchange privilege. When returning certificates for this purpose only, signature(s) need not be guaranteed. There are no sales charges involved. Shareholders who engage in frequent exchange transactions may be prohibited from further exchanges or otherwise restricted in placing future orders. The funds reserve the right to terminate or change the terms of the exchange privilege at any time. The funds will give shareholders at least 60 days notice before terminating or materially amending the exchange privilege. An exchange for tax purposes constitutes the sale of one fund and the purchase of another. Consequently, the sale may involve either a capital gain or capital loss to the shareholder for federal income tax purposes.

RETIREMENT AND EDUCATION PLANS	Shares of the funds are available for purchase through individual retirement accounts (“IRAs”), other retirement plans and education savings accounts. Applications for these accounts and further details about procedures to be followed are available by calling (800) 634-5726, or visiting the funds’ website at www.strattonfunds.com.

DELIVERY OF SHAREHOLDER DOCUMENTS	The SEC has adopted rules that permit investment companies and financial intermediaries (e.g., brokers) to satisfy the delivery requirements for shareholder documents with respect to two or more shareholders sharing the same address by delivering a single document addressed to those shareholders. This process is commonly referred to as “householding.” If, at any time, you no longer wish to participate in “householding” and would prefer to receive individual copies of these documents, please call toll-free (800) 472-4266 or, if your shares are held through a financial intermediary, please contact the institution directly. The funds will begin mailing separate prospectuses and shareholder reports to you within 30 days after receiving your notice.

TAX TREATMENT	The following is only a summary of certain tax considerations under current law, which may be subject to change in the future. The summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income taxes. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions	Each fund expects to declare as dividends each year all or substantially all of its net investment income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Distributions attributable to the net capital gain of a fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Fund distributions attributable to short-term capital gains and investment company taxable income are taxable to you as ordinary income. However, if a fund’s distributions exceed its net income and gain — as may be the case particularly for SMDS, because REIT distributions often include a nontaxable return of capital — that excess will generally result in a nontaxable return of capital to you. Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions to noncorporate shareholders attributable to dividends received by the funds from U.S. and certain “qualified” foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their fund shares for at least 61 days during the 121-day period beginning 60 days before the fund’s ex-dividend date. The amount of a fund’s distributions that otherwise

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qualify for this favorable tax treatment may be reduced as a result of a fund’s securities lending activities, or by a high portfolio turnover rate. Dividends received from REITs will generally not be considered qualifying dividends and thus not eligible for the reduced 15% rate.

The tax treatment of fund distributions will be the same for you whether they are paid in cash or reinvested in additional shares. Any dividends declared in October, November or December and paid in January will be deemed for tax purposes to have been paid to you on December 31. You will be notified annually of the amount and tax status of all distributions paid to you.

REITs often do not provide complete tax information to the funds until after the calendar year-end. Consequently, because of the delay, it may be necessary for the funds to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Therefore, Forms 1099-DIV for SMDS may not be available until the end of February.

A percentage of the dividends paid to shareholders that are corporations may be eligible for the dividends-received deduction to the extent the dividends are attributable to qualifying dividends received by the fund from domestic corporations. This percentage may, however, be reduced by a high portfolio turnover rate or a fund’s securities lending activities. Generally, dividends received from REITs are not considered to be qualifying dividends for purposes of the dividends-received deduction.

You should note that if you purchase shares shortly before a taxable distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges	You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Generally, your gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

State and Local Taxes	You will also generally be subject to any applicable state and local income taxes on fund distributions and redemptions. State income taxes generally will not apply, however, to fund distributions attributable to interest on certain U.S. government securities, if any.

IRS or Other Tax-Qualified Plans	The one major exception to this summary tax discussion is that income on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Back-Up Withholding	In order to avoid backup withholding of 28% of the reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to you, you must certify by signature on your application, or on a separate W-9 Form supplied by the transfer agent, that your Social Security or Taxpayer Identification Number is correct (or you are waiting for a number to be issued to you), and that you are currently not subject to backup withholding, or you are exempt from backup withholding.

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U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of a fund will generally be exempt from U.S. tax, but all other fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in a fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a fund.

Sunset of Tax Provisions

Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and the taxation of qualifying dividends at the long-term capital gain rate will end for taxable years after 2010.

More information about taxes is contained in the Statement of Additional Information.

Dividends and Distributions	The shareholders of each fund are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments held by the fund involved, when declared by the Board of Directors of such fund. SMDS declares and pays dividends from net investment income on a monthly basis. SMCF and SSCV declare and pay dividends, if any, from net investment income semi-annually and annually, respectively. Each fund will make distributions from net realized gains, if any, once a year, but may make distributions on a more frequent basis so as to avoid incurring any fund level income or excise taxes, or for other reasons. Any distribution paid necessarily reduces a fund’s net asset value per share by the amount of the distribution. Unless a shareholder elects to receive distributions in cash, distributions will be reinvested in additional shares of such fund.

23

[Inside Back Cover]

DIRECTORS

Bernard A. Francis, Jr. John J. Lombard, Jr. Lois Rothenberger	James W. Stratton Frank Thomas H. Drake Williams, Jr	Joel H. Wilson Harold L. Zuber, Jr.
OFFICERS

James W. Stratton Chairman Stratton Mutual Funds	Gerald M. Van Horn, CFA President Stratton Small-Cap Value Fund	Brigid E. Hummel Assistant Secretary & Assistant Treasurer

John A. Affleck, CFA President Stratton Multi-Cap Fund	Joanne E. Kuzma Chief Compliance Officer	Michelle A. Whalen Assistant Secretary & Assistant Treasurer

James A. Beers President Stratton Monthly Dividend REIT Shares	Patricia L. Sloan Secretary & Treasurer

INVESTMENT ADVISOR

Stratton Management Company

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

TRANSFER AGENT &

DIVIDEND PAYING AGENT

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406-1212

1-800-472-4266

CUSTODIAN BANK

PFPC Trust Company

The Eastwick Center, 8800 Tinicum Boulevard

Philadelphia, PA 19153

24

[OUTSIDE BACK COVER]

You can request other information, including a Statement of Additional Information, Annual Report or Semi-Annual Report, free of charge by contacting the Stratton Mutual Funds at (800) 634-5726. The Funds’ Statement of Additional Information and most recent Report are also available on www.strattonfunds.com. In the Funds’ Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the SEC Public Reference Room or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102, (202) 942-8090. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s Internet site at www.sec.gov.

SEC file nos.:	SMCF 811-2297
SMDS 811-2240
The Stratton Funds, Inc. 811-7434

Visit the Stratton Mutual Funds

website at www.strattonfunds.com

STRATTON

Mutual Funds

Stability. Strategy. Success

25

STRATTON

MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

Stratton Small-Cap Value Fund

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

This Statement of Additional Information provides supplementary information pertaining to shares of common stock in three separate mutual funds: Stratton Multi-Cap Fund, Inc. (“SMCF”); Stratton Monthly Dividend REIT Shares, Inc. (“SMDS”); and Stratton Small-Cap Value Fund (“SSCV”), a separate series of The Stratton Funds, Inc.

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Prospectus dated May 1, 2009, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. The funds’ audited financial statements and financial highlights included in their Annual Report to shareholders are incorporated by reference into this Statement of Additional Information. A copy of the funds’ Prospectus and Annual Report are available upon request, without charge, by contacting the funds’ Underwriter, PFPC Distributors, Inc., 760 Moore Road, King of Prussia,
PA 19406-1212, or by calling (800) 634-5726.

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(800) 472-4266

HISTORY OF THE FUNDS

This Statement of Additional Information pertains to the following separate funds incorporated under the laws of the State of Maryland:

Name of Fund	Date of Incorporation

Stratton Multi-Cap Fund, Inc. (SMCF)	June 21, 1985*
Stratton Monthly Dividend REIT Shares, Inc. (SMDS)	March 4, 1985 **
The Stratton Funds, Inc.
Stratton Small-Cap Value Fund (SSCV)	January 5, 1993***

*	As successor to a Delaware corporation organized on June 5, 1972. On May 1, 2006, Stratton Growth Fund, Inc. changed its name to Stratton Multi-Cap Fund, Inc.

**	As successor to a Delaware corporation organized on November 10, 1971. On December 9, 1997, the fund changed its name from Stratton Monthly Dividend Shares, Inc. to Stratton Monthly Dividend REIT Shares, Inc.

***	SSCV commenced operations on April 12, 1993 as the Stratton Small-Cap Yield Fund. On January 18, 2000, the Stratton Small-Cap Yield Fund changed its name to Stratton Small-Cap Value Fund.

Classification

The funds are classified as open-end management investment companies. The funds are diversified, which means that, with respect to 75% of each fund’s total assets, such fund will not invest more than 5% of its respective assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities), nor will a fund invest in more than 10% of the outstanding voting securities of any issuer.

INVESTMENT STRATEGIES AND RISKS

Types of Obligations, Investment Risks and Other Investment Information

The following investment strategies supplement those set forth in the funds’ Prospectus. The following investment strategies are not fundamental and a particular fund’s Board may change such strategies without shareholder approval.

Temporary Investments

As stated in the Prospectus, each fund may make temporary investments in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances temporarily to maintain liquidity, to meet shareholder redemptions, or as a defensive measure to attempt to protect capital. These securities include, but are not limited to, obligations of the U.S. Government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances, repurchase agreements and money market instruments. Further, for temporary defensive purposes, SMCF may also invest, without limitation, in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations. The following supplements the discussion of such investments in the Prospectus.

U.S. Government Obligations. Each fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities that may be held by the funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States. U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years.

Certain federal agencies, such as GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. Government will not provide financial support to U.S. Government agencies or instrumentalities if it is not obligated to do so by law. Although the issuers of many U.S. Government agency obligations purchased by the funds, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government agency obligations held by the funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced.

Additionally, Fannie Mae and Freddie Mac are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a smaller size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares in Fannie Mae and Freddie Mac and warrants to purchase common stock in these entities to ensure that Fannie Mae and Freddie Mac maintain a positive net worth. Fannie Mae’s and Freddie Mac’s common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to Fannie Mae, Freddie Mac and Federal Home Loan Banks to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase Fannie Mae and Freddie Mac mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor’s Ratings Group, a Division of McGraw Hill, Prime-2 or higher by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical ratings organization, or if unrated, will be determined to be of comparable quality by the fund’s Advisor.

Certificates of Deposit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers’ Acceptances. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specified merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Repurchase Agreements. Each fund may purchase portfolio securities subject to the seller’s agreement to repurchase them at a mutually specified date and price (“repurchase agreements”). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Advisor. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each fund’s 15% limitation with respect to investments in illiquid securities.

The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and a fund will value the repurchase agreement at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the fund holding such obligation would suffer a loss if the proceeds from a sale of the underlying securities (including accrued interest) are less than the repurchase price (including accrued interest) agreed upon in the repurchase agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a fund might be delayed pending court action.

The repurchase price under a repurchase agreement generally equals the price paid by a fund plus interest negotiated on the basis of then current short-term interest rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a fund’s custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

Money Market Instruments. Each fund may invest in short-term, high-quality instruments which include, among other things, bank obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Such deposits are not FDIC insured and the funds bear the risk of bank failure. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Preferred Securities. SMCF may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Debt Securities and Fixed Income Obligations. SMCF may invest in debt securities and domestic corporate and government fixed income obligations. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value.

Debt securities include a variety of fixed income obligations, including, but not limited to, domestic corporate bonds and government securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Additional Non-Fundamental Investment Strategies

Convertible Securities. The funds may, from time to time, in accordance with their respective investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they are, if ever, converted to the issuer’s underlying common stock. However, they will react to both movements in interest rates and movements in the issuer’s underlying common stock. The holder is entitled to receive the interest payment of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash, to purchase the issuer’s common stock. When such bonds are owned as part of a unit with warrants (which are options to buy the common stock), they function as convertible bonds, except that the warrants generally will expire before the bond’s maturity. Convertible securities are generally senior to common stock and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and convertible preferred stocks are expected to provide a stable stream of income with generally higher yields than common stocks, but with lower yields than non-convertible securities of similar quality. A fund may exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor’s opinion, the investment characteristics of the underlying common shares will assist the fund in achieving its investment objective. Otherwise, a fund may hold or trade the convertible securities.

Securities of Non-U.S. Companies Traded on U.S. Stock Exchanges. The funds may purchase sponsored and unsponsored American Depositary Receipts (“ADRs”), which are typically issued by a financial institution (“depository”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are usually issued by a foreign issuer.. ADRs may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the ADR. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored ADR. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored ADRs and there may not be a correlation between such information and the market value of the ADRs. The funds may also purchase American Depositary Shares (“ADSs”), which are typically held by a depository and represent actual shares of the common stock of a foreign company. ADRs and ADSs trade on U.S. stock exchanges and are U.S. dollar denominated. For purposes of the funds’ investment policies, investments in ADRs and ADSs will be deemed to be investments in the underlying securities. Thus, an ADR or ADS representing ownership of common stock will be treated as common stock.

INVESTMENT RESTRICTIONS

Unless otherwise indicated, the following investment restrictions are deemed fundamental policies and may be changed, with respect to a fund, only by the approval of the holders of a “majority” of such fund’s outstanding shares. The term “majority” of a fund’s outstanding shares means the holders of the lesser of: (1) 67% of a fund’s shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of such fund are present in person or by proxy at such shareholder meeting; or (2) more than 50% of such fund’s outstanding shares.

The percentage limitations on investments are applied at the time an investment is made. An actual percentage in excess of a stated percentage limitation does not violate the limitation unless such excess exists immediately after an investment is made and results from the investment. In other words, appreciation or depreciation of a fund’s investments will not cause a violation of the limitations. In addition, the limitations will not be violated if a fund receives securities by reason of a merger or other form of reorganization.

SMCF WILL NOT:

1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except for securities of the U. S. Government or agencies thereof.

2.	Invest in more than 10% of any class of securities of any one issuer (except for government obligations) or in more than 10% of the voting securities of any one issuer.

3.	Invest more than 5% of the value of its total assets in securities of companies which (including operations of their predecessors and of subsidiaries if the company is a holding company) have not had a record of at least three years of continuous operations and in equity securities which are not readily marketable (that is, with a limited trading market).

4.	Borrow money, except from banks for temporary or emergency purposes (but not for investment purposes), provided that such borrowings shall not exceed 5% of its total assets (at the lower of cost or market value).

5.	Underwrite the securities of other issuers or invest in securities under circumstances where, if sold, the fund might be deemed to be an underwriter under the Securities Act of 1933.

6.	Pledge, mortgage or hypothecate its assets.

7.	Invest for purposes of exercising management or control.

8.	Invest in securities of other investment companies or in options, puts, calls, straddles, spreads or similar devices, or engage in arbitrage transactions or short sales.

9.	Purchase securities on margin, but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10.	Make loans to other persons except that this restriction shall not apply to government obligations, commercial paper or notes or other evidences of indebtedness which are publicly distributed.

11.	Purchase or sell real estate or interests in real estate. This will not prevent the fund from investing in publicly-held real estate investment trusts or marketable securities which may represent indirect interests in real estate.

12.	Purchase or sell commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or development programs.

13.

Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any officer or Director of the fund or the Advisor owns beneficially more than  1/2 of 1%, and such officers and Directors holding more than  1/2 of 1% together own beneficially more than 5% of the issuer’s securities.

14.	Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund’s investments in such industry would exceed 25% of the value of the total assets of the fund.

15.	Issue any senior securities (as defined in the 1940 Act).

The fund will not invest more than 2% of the value of its total assets in warrants. This restriction does not apply to warrants initially attached to securities purchased by the fund. This restriction may be changed or eliminated at any time by the Board of Directors of the fund without action by the fund’s shareholders.

SMDS WILL NOT:

1.	Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets to secure any borrowing except to secure temporary or emergency borrowing and then only in an amount not exceeding 15% of the value of its total assets.

2.	Invest more than 5% of the value of its total assets in securities of issuers which, with their predecessors, have not had at least three years of continuous operation.

3.	Issue any senior securities (as defined in the 1940 Act), except in so far as investment restriction 1 may be deemed to be an issuance of a senior security.

4.	Act as an underwriter or purchase securities which the fund may not be free to sell to the public without registration of the securities under the Securities Act of 1933.

5.	Purchase or sell real estate, commodities, or commodity contracts.

6.	As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately thereafter such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

7.	Purchase or own 5% or more of the outstanding voting securities of any electric or gas utility company (as defined in the Public Utility Holding Company Act of 1935), or purchase or own 10% or more of the outstanding voting securities of any other issuer.

8.

Purchase the securities of an issuer, if, to the fund’s knowledge, one or more officers or Directors of the fund or of the Advisor individually own beneficially more than  1/2 of 1%, and those owning more than  1 /2 of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

9.	Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan.

10.	Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

11.	Participate on a joint or a joint-and-several basis in any securities trading account.

12.	Invest in puts, calls or combinations thereof or make short sales.

13.	Purchase the securities of other investment companies.

14.	Purchase securities which do not have readily available market quotations.

The fund will invest at least 25% of its assets in real estate investment trusts (“REITs”), and thus will be concentrated. REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 13 above. The restriction in limitation 5 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

The following investment restrictions can be changed or eliminated by the Board of Directors of SMDS without action by the fund’s shareholders:

1.	The fund will not invest for the purpose of exercising control or management.

2.	The fund will not invest in warrants, except when acquired as a unit with other securities.

SSCV WILL NOT:

1.	Issue any senior securities (as defined in the 1940 Act); or borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets.

2.	Act as an underwriter of securities, except that, in connection with the disposition of a security, the fund may be deemed to be an “Underwriter” as that term is defined in the Securities Act of 1933.

3.	Purchase or sell real estate, commodities, or commodity contracts.

4.	As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately after such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

5.	Purchase or own 10% or more of the outstanding voting securities of any one issuer.

6.

Purchase the securities of an issuer, if, to the fund’s knowledge, one or more officers or Directors of the fund or of the Advisor individually own beneficially more than  1/2 of 1%, and those owning more than  1 /2 of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

7.	Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan, nor shall the fund be prohibited from entering into repurchase agreements with banks or broker/dealers.

8.	Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

9.	Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund’s investments in such industry would exceed 25% of the value of the total assets of the fund.

10.	Invest in puts, calls, straddles or combinations thereof or make short sales.

11.	Purchase the securities of other investment companies, except if they are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a Securities and Exchange Commission (“SEC”) approved offer of exchange.

12.	Invest for the purpose of exercising control over, or management of, the issuer.

REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 11 above. The restriction in limitation 3 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

DISCLOSURE OF PORTFOLIO HOLDINGS

The following policies and procedures describe the circumstances under which the funds, their administrator and their Advisor (collectively the “service providers”) may disclose each fund’s portfolio securities. The funds and their service providers shall only disclose information concerning securities held in the funds’ portfolio under the following circumstances.

The funds or a service provider may disclose a fund’s portfolio securities holdings to selected third parties when the funds have a legitimate business purpose for doing so. Examples of instances in which selective disclosure of a fund’s portfolio securities may be appropriate include, but are not limited to, disclosures to: providers of auditing, custody, proxy voting or other services to the funds, or rating, ranking or other informational agencies. In the event that the funds or their service providers disclose a fund’s portfolio securities holdings to a selected third party for a legitimate fund business purpose, such third party will be required to keep the information confidential and may not trade on such information.

As required by the federal securities laws, including the 1940 Act, the funds disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q, or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The funds also file with the SEC 1st and 3rd quarter shareholder reports on Form N-30B-2. The funds then may mail such reports to shareholders after the end of each calendar quarter after the Form N-Q for that quarter is filed with the SEC.

Each fund publishes on the funds’ website, www.strattonfunds.com, a complete list of its month-end portfolio holdings, top five sector categories, total net assets, and the total number of portfolio holdings by the fifth business day of the following month. Each fund may then make such information available to any person the day after the information is posted to the website. This information will be available on the website until the date on which a fund files its next portfolio holdings report on either Form N-CSR or Form N-Q with the SEC.

Portfolio holdings information that is not filed with the SEC or posted on the funds’ website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by a fund’s President and Treasurer, or by the Advisor’s President. The administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the funds, as well as to rating, ranking and informational organizations, all of which is generally permitted. However, information may not be disclosed to other third parties (including without limitation, individuals, institutional investors, and intermediaries that sell shares of the funds) unless approved by a fund’s President and Treasurer, or by the Advisor’s President, only after they determine that the fund has a legitimate business purpose for making such disclosure. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

In accordance with this policy, entities that receive non-public portfolio holdings information for each fund on an ongoing basis are the funds’: Advisor, transfer agent, accountant, administrator, independent registered public accounting firm, custodian, legal counsel, financial printer, and proxy-voting service. Third party providers of custodial or accounting services to the funds (so called sub-custodians or sub-accountants) may release non-public portfolio information of the funds only with the permission of the funds’ administrator. From time to time, portfolio holdings information may be provided by the Advisor to broker-dealers solely in connection with a fund seeking securities trading suggestions. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Neither the funds, their service providers nor any of their affiliated persons (as that term is defined in the 1940 Act) may receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the funds’ portfolio securities.

In order to ensure that the disclosure of the funds’ portfolio securities is in the best interests of the funds’ shareholders and to avoid any potential or actual conflicts of interest with the funds’ administrator, Advisor, principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the funds’ portfolio securities for legitimate business purposes is to be approved by the funds’ Board of Directors in advance of such disclosure. This requirement does not apply to the disclosure of the funds’ portfolio securities to the funds’ existing providers of auditing, custody, proxy voting and other services in connection with the provision of their services to the funds, or as otherwise provided herein.

The Board of Directors shall receive a report at the next regularly scheduled Board meeting if disclosures of the funds’ portfolio holdings are made in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures occurred.

MANAGEMENT OF THE FUNDS

Directors and Officers

The business of each fund is managed under the direction of the Board of Directors of SMCF, SMDS and The Stratton Funds, Inc. (collectively, the “Companies”), subject to the provisions of the Companies’ articles of incorporation, by-laws and the requirements of Maryland law. The Directors establish the policies of the Companies and oversee and review the management of the Companies. The Directors meet regularly to review the activities of the officers, who are responsible for day-to-day operations of the Companies. The Directors also review the various services provided by Stratton Management Co. and the Companies’ administrator and other service providers to ensure that the Companies’ general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. Set forth below are the Directors and officers of the Companies, their positions and term of office with the Companies, ages, principal occupations during the past five years and other directorships held. The term “officer” means president, vice president, secretary, treasurer, controller or any other officer who performs policymaking functions. Each of the Directors named below is a Director for each of the Companies and each of the officers named below holds the same position, unless otherwise noted, with each of the Companies. Unless otherwise indicated, the address of each Director and officer for purposes of business relating to the Companies is c/o Stratton Management Co., 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462.

Name, Age and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Director	Other Directorships Held by Director

DISINTERESTED DIRECTORS*

John J. Lombard, Jr. (74) Director	SMCF 1984 SMDS 1988 SFI 1993	Mr. Lombard is special counsel to the law firm of McCarter & English, LLP.	Three	None

Lois Rothenberger (58) Director	Since 2008	Ms. Rothenberger is Director of Finance of Meadowood Corporation, a non-profit retirement community.	Three	None

Frank Thomas (61) Director	Since 2003	Mr. Thomas is an attorney in private practice.	Three	None

H. Drake Williams, Jr. (69) Director	Since 2005	Mr. Williams is retired.	Three	None

Joel H. Wilson (60) Director	Since 2005	Mr. Wilson is Co-Owner and Principal of Kennedy Tool & Die, Inc.	Three	None

Harold L. Zuber, Jr. (60)[3] Director	Since 2009	Mr. Zuber is a private investor.	Three	None

INTERESTED DIRECTORS**

James W. Stratton[4], 5 (72) Chairman, Chief Executive Officer and Director	SMCF 1972 SMDS 1980 SFI 1993	Mr. Stratton is Chief Investment Officer and a Director of the investment advisor, Stratton Management Company.	Three	Amerigas Propane Ltd. (energy), and UGI Corp., Inc. (utility-natural gas).

Name, Age and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Director	Other Directorships Held by Director

Bernard A. Francis, Jr.[4] (60) Director	Since 2008	Mr. Francis is Senior Vice President and Group Executive of Wealth Management of Susquehanna Bancshares, Inc.; Chairman of the Board and a Director of the investment advisor, Stratton Management Company; President and Chief Executive Officer of Valley Forge Asset Management Corp.; Chief Investment Officer of Susquehanna Trust and Investment Co.; President of Brandywine Benefits Company, LLC and President and Chief Executive Officer of Widmann, Siff & Co., Inc.	Three	None

OFFICERS WHO ARE NOT DIRECTORS

John A. Affleck, CFA (62) President of Stratton Multi-Cap Fund, Inc. and Vice President of Stratton Monthly Dividend REIT Shares, Inc. and The Stratton Funds, Inc.	SMCF 2000 SMDS 2000 SFI 1993	Mr. Affleck is President and Director of the investment advisor, Stratton Management Company.	N/A	N/A

James A. Beers[6] (45) Chief Financial Officer of the Funds, President of Stratton Monthly Dividend REIT Shares, Inc. and Vice President of Stratton Multi-Cap Fund, Inc. and The Stratton Funds, Inc.	SMCF 1997 SMDS 2001 SFI 1997	Mr. Beers is Chief Executive Officer and Director of the investment advisor, Stratton Management Company.	N/A	N/A

Gerald M. Van Horn, CFA[7] (35) President of The Stratton Funds, Inc.	Since 2003	Mr. Van Horn is Senior Vice-President of the investment advisor, Stratton Management Company.	N/A	N/A

Joanne E. Kuzma (54) Chief Compliance Officer and Vice President of the Companies	Chief Compliance Officer Since 2004 Vice President of Compliance Since 1995	Ms. Kuzma is the Director of Trading and Chief Compliance Officer of the investment advisor, Stratton Management Company.	N/A	N/A

Patricia L. Sloan (55) Secretary and Treasurer of the Companies	SMCF Sec. 1980 Treas. 1990 SMDS Sec. 1990 Treas. 1984 SFI 1993	Ms. Sloan is an employee of the investment advisor, Stratton Management Company.	N/A	N/A

*	Directors who are not “interested persons” of the Companies as defined by the 1940 Act.

**	Directors who are “interested persons” of the Companies as defined by the 1940 Act.

[1]

Each Director shall serve until the next meeting of shareholders for the election of Directors and until his/her successor shall have been elected and qualified, except in the event of his/her death, resignation or removal. Any Director elected or appointed on or after June 17, 2003 will no longer be eligible to serve as a Director beginning on January 1 of the year following the year in which such Director attains age 72. Each officer is elected annually by the Directors and serves until his/her successor is duly chosen and qualified, or until his/her death, resignation or removal.

[2]	The “Fund Complex” consists of SMCF, SMDS and The Stratton Funds, Inc.

[3]	Mr. Zuber has served on the Boards of Directors since January 15, 2009.

[4]

Mr. Stratton is an “interested person” of the funds by reason of his positions with the Advisor. Mr. Francis is an “interested person” of the funds by reason of his positions with Susquehanna Bancshares Inc., the parent company of the Advisor.

[5]	Mr. Stratton served as President of The Stratton Funds, Inc. until May 1, 2003.

[6]	Mr. Beers is related to Mr. Stratton by marriage.

[7]	Mr. Van Horn served as Vice President of The Stratton Funds, Inc. from August 1, 2000 until May 1, 2003 when he was elected President of The Stratton Funds, Inc.

Committees

Each Company has a Valuation Committee comprised of each Director. The Valuation Committee has oversight responsibilities for, among other things, determining and monitoring the fair value of portfolio securities. No meetings of the Valuation Committee were held during the fiscal year ended December 31, 2008.

Each Company has an Audit Committee, which consists of each of the Disinterested Directors. The current members of each fund’s Audit Committee are Messrs. Lombard, Thomas, Williams, Wilson and Zuber, and Ms. Rothenberger. Pursuant to the Audit Committee Charter, the Audit Committee assists the Boards of Directors in their oversight of the funds’ financial reporting processes. The Audit Committee meets with the funds’ management and independent registered public accounting firm to review and discuss the funds’ financial statements and the funds’ systems of internal controls. The Audit Committee is responsible for the selection and engagement of the funds’ independent registered public accounting firm, including evaluating such registered public accounting firm’s independence and pre-approving audit and non-audit services. In addition, the Audit Committee serves as the funds’ Qualified Legal Compliance Committee. The Audit Committee held two meetings during the fiscal year ended December 31, 2008.

There are no separate compensation or nominating committees of the Boards of Directors.

Security and Other Interests

The following table sets forth the dollar range of equity securities beneficially owned by each Director in each fund as of December 31, 2008:

Name of Director	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in the Family of Investment Companies

INTERESTED DIRECTORS
James W. Stratton SMCF SMDS SSCV	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Bernard A. Francis, Jr. [2] SMCF SMDS SSCV	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	$50,001 - $100,000

Name of Director	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in the Family of Investment Companies

DISINTERESTED DIRECTORS
John J. Lombard, Jr. SMCF SMDS SSCV	Over $100,000 $1 - $10,000 $50,001 - $100,000	Over $100,000
Lois Rothenberger[3] SMCF SMDS SSCV	$1 - $10,000 None None	$1 - $10,000
Frank Thomas SMCF SMDS SSCV	None None None	None
H. Drake Williams, Jr. SMCF SMDS SSCV	$1 - $10,000 None $10,001 - $50,000	$10,001 - $50,000
Joel H. Wilson SMCF SMDS SSCV	Over $100,000 $1 - $10,000 Over $100,000	Over $100,000
Harold L. Zuber Jr. [4] SMCF SMDS SSCV	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

1	Securities beneficially owned as defined under the Securities Exchange Act of 1934 include direct and/or indirect ownership of securities where the Director’s economic interest is tied to the securities, employment ownership and securities when the Director can exert voting power and when the Director has authority to sell the securities. The dollar ranges are: None,
$1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.

2	Mr. Francis has served on the Boards of Directors since June 11, 2008.

3	Ms. Rothenberger has served on the Boards of Directors since April 1, 2008.

4	Mr. Zuber has served on the Boards of Directors since January 15, 2009.

As of December 31, 2008, none of the Disinterested Directors or their immediate family members (spouse or dependent children) owned beneficially, or of record, any securities in the funds’ Advisor or principal underwriter, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Advisor or principal underwriter of the Companies.

Compensation of the Directors

The officers and Directors of the Companies who are also officers or employees of the Advisor or its parent receive no direct compensation from the funds for services to them. The Directors of the Companies serve in the same capacity for each Company and met concurrently five times in the year ended December 31, 2008. In the aggregate, each Disinterested Director for the fiscal year ended December 31, 2008 received $2,000 for each meeting attended and an annual retainer of $8,000. These fees are divided on a percentage basis among the funds based on their relative net assets as of the meeting date.

Set forth below are the total fees paid to each of the Directors who are not “interested persons” for the fiscal year ended December 31, 2008:

Name of Director	Aggregate Compensation From each Fund	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex[1] Paid to Directors
George W. Graner[2]		None	None	$4,000.00
SMCF SMDS SSCV	$488.23 $448.43 $3,063.34
John J. Lombard, Jr.		None	None	$18,000.00
SMCF SMDS SSCV	$2,432.67 $1,739.95 $13,827.38
Lois Rothenberger[3]		None	None	$12,000.00
SMCF SMDS SSCV	$1,660.28 $1,095.58 $9,244.14
Richard W. Stevens[4]		None	None	$18,000.00
SMCF SMDS SSCV	$2,432.67 $1,739.95 $13,827.38
Frank Thomas		None	None	$18,000.00
SMCF SMDS SSCV	$2,432.67 $1,739.95 $13,827.38
H. Drake Williams, Jr.		None	None	$18,000.00
SMCF SMDS SSCV	$2,432.67 $1,739.95 $13,827.38
Joel H. Wilson		None	None	$18,000.00
SMCF SMDS SSCV	$2,432.67 $1,739.95 $13,827.38
Harold L. Zuber, Jr.[5]		None	None	$0
SMCF SMDS SSCV	$0 $0 $0

1	The “Fund Complex” consists of SMCF, SMDS and The Stratton Funds, Inc.

2	Mr. Graner resigned from the Boards of Directors on March 31, 2008.

3	Ms. Rothenberger has served on the Boards of Directors since April 1, 2008.

4	Mr. Stevens resigned from the Boards of Directors on January 15, 2009.

5	Mr. Zuber has served on the Boards of Directors since January 15, 2009.

Portfolio Managers

Portfolio	Portfolio Manager
SMCF	James W. Stratton
SMDS	James A. Beers
SSCV	Gerald M. Van Horn, CFA

Other Accounts Managed by the Portfolio Managers (tables do not include the Portfolios listed above)

The table below discloses other accounts within each type of category listed below for which James W. Stratton was jointly and primarily responsible for the day-to-day portfolio management for the most recently completed fiscal year ended December 31, 2008.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed That Advisory Fee is Based on Performance	Total Assets That Advisory Fee is Based on Performance
Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	160	$497	0	0

The table below discloses other accounts within each type of category listed below for which James A. Beers was jointly and primarily responsible for the day-to-day portfolio management for the most recently completed fiscal year ended December 31, 2008.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed That Advisory Fee is Based on Performance	Total Assets That Advisory Fee is Based on Performance
Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

The table below discloses other accounts within each type of category listed below for which Gerald M. Van Horn was jointly and primarily responsible for the day-to-day portfolio management for the most recently completed fiscal year ended December 31, 2008.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed That Advisory Fee is Based on Performance	Total Assets That Advisory Fee is Based on Performance
Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

Conflicts of Interest

The Advisor’s portfolio managers are responsible for managing one or more of the funds and other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle, which may have materially higher fee arrangements than a fund and may also have a performance-based fee. The side-by-side management of the funds, separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trade practices like cross trading between a fund and another account raise conflicts of interest issues.

Compensation of the Portfolio Managers

Base Salary and Bonus. The Advisor’s compensation packages for its portfolio managers are comprised of a base salary and bonus. The bonus is based, in part, on the fund’s asset level and performance as well as the overall financial performance of the Advisor. In addition, the portfolio managers are shareholders of the Advisor and benefit from the profits of the firm based on their individual ownership position.

In addition to the base salary and bonus compensation, the Advisor has a number of benefits and deferred compensation programs for all portfolio managers.

Portfolio Managers’ Ownership of Securities in the Funds They Manage*

Name of Portfolio Manager	Dollar Ranges of Equity Securities Beneficially Owned by Portfolio Manager
James A. Beers SMDS	$100,000-$500,000
James W. Stratton SMCF SMDS SSCV	Over $1,000,000 Over $1,000,000 Over $1,000,000
Gerald M. VanHorn SSCV	$100,000-$500,000

*	This information is as of December 31, 2008.

Code of Ethics

The Companies, the Advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the funds and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the funds.

Proxy Voting Policies and Procedures

The Companies are required to disclose to shareholders information concerning the funds’ proxy voting policies and procedures. The Boards of each Company have delegated to the Advisor responsibility for decisions regarding proxy voting for securities held by each fund. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Boards, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Boards for review.

Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the funds at (800) 634-5726 and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 15, 2009, ownership in the funds by the Directors and officers as a group was as follows:

Fund	Percentage of outstanding shares
1. SMCF	13.49%
2. SMDS	2.80%
3. SSCV	1.08%

As of April 15, 2009, the following shareholders owned of record or beneficially more than 5% of the outstanding shares of the respective fund.

	Name and Address	Shares Owned	Percent Owned
SMCF	Charles Schwab & Co., Inc.	412,675.882	16.21%
	Reinvest Account
	101 Montgomery Street
	San Francisco, CA 94104
	National Financial Services Corp	222,158.298	8.73%
	One World Financial Center
	200 Liberty Street
	New York, NY 10281
	SEI Private Trust Company	137,975.316	5.42%
	c/o Mellon Bank
	One Freedom Valley Drive
	Oaks, PA 19456
SMDS	Charles Schwab & Co., Inc.	601,117.789	15.65%
	Reinvest Account
	101 Montgomery Street
	San Francisco, CA 94104
	National Financial Services Corp	389,532.084	10.14%
	One World Financial Center
	200 Liberty Street
	New York, NY 10281
SSCV	Charles Schwab & Co., Inc.	5,069,800.787	24.45%
	Reinvest Account
	101 Montgomery Street
	San Francisco, CA 94104
	National Financial Services Corp	4,815,187.550	23.23%
	One World Financial Center
	200 Liberty Street
	New York, NY 10281
	Prudential Investment Management Service	1,349,053.198	6.51%
	Attn: PruChoice Unit
	100 Mulberry Street
	Newark, NJ 07102

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

Investment Advisor

Stratton Management Company is the funds’ investment advisor. On April 30, 2008, Susquehanna Bancshares, Inc. (“Susquehanna”) acquired all of the outstanding stock of Stratton Holding Company (“SHC”), which was, at the time, the parent company of the Advisor. Prior to April 30, 2008, James W. Stratton held all of the voting stock of SHC and was considered to control SHC and the Advisor within the meaning of the 1940 Act. Susquehanna is a publicly owned financial services holding company with headquarters in Lititz, Pennsylvania that operates primarily in central and eastern Pennsylvania, southern New Jersey and Maryland. Persons who are affiliated with the funds, the Advisor and Susquehanna are listed under the Directors and officers table under “Management of the Funds.” Pursuant to Investment Advisory Agreements, each fund pays management fees at an annualized rate of its average daily net assets as follows: 0.75% for SMCF; 0.625% for SMDS; and 0.90% for SSCV. The amount of advisory fees paid by each fund for the last three fiscal years is as follows:

	SMCF	SMDS	SSCV
December 31, 2008	$965,560	$568,915	$6,247,936
December 31, 2007	$742,627	$875,131	$5,140,700
December 31, 2006	$1,007,091	$991,621	$5,352,308

Service Providers and Underwriter

PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc. (“PNC”), 760 Moore Road, King of Prussia, Pennsylvania 19406-1212, provides most of the back office services to the funds. Pursuant to certain agreements, PNC provides the services commonly and separately referred to as fund administration, fund accounting and transfer agency.

As the funds’ Accounting Services Agent, PNC is responsible for certain accounting services such as computation of the net asset value of the funds’ shares and maintenance of certain of the funds’ books and financial records. Each fund pays PNC an accounting services fee based on each portfolio’s average net assets, which is computed daily and paid monthly. The amount of accounting services fees paid by each fund for the last three fiscal years is as follows:

	SMCF	SMDS	SSCV
December 31, 2008	$70,082	$53,245	$272,143
December 31, 2007	$54,742	$75,024	$292,104
December 31, 2006	$70,959	$83,350	$237,630

As the funds’ Administrative Services Agent, PNC is responsible for certain administrative services such as: (1) assistance with coordinating the activities of certain other third party entities that provide services to the funds (e.g. the funds’ independent auditors, printers, etc.); (2) maintenance of certain books and records of the funds as may be required by applicable Federal or state law; (3) preparation and, after approval by the funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the funds as required by applicable law; (4) preparation and, after approval by the funds, arranging for the filing of such registration statements and other documents with the SEC and other Federal or state regulatory authorities as may be required by applicable law; (5) review and submission to the officers of the funds for their approval, invoices or other requests for payment of the funds’ expenses and instruction to the funds’ custodian to issue payment thereof, and (6) such other action with respect to the funds as may be deemed by PNC to appropriately perform its duties under the administrative services agreements. In consideration for providing these services, each fund pays PNC an administration services fee based on each portfolio’s average net assets, which is computed daily and paid monthly. The amount of administrative services fees paid by each fund for the last three fiscal years is as follows:

	SMCF	SMDS	SSCV
December 31, 2008	$70,083	$53,246	$272,144
December 31, 2007	$54,743	$75,024	$292,103
December 31, 2006	$70,959	$83,350	$237,630

The funds’ Independent Registered Public Accounting Firm and auditor is Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103-2108. The auditor’s responsibilities are (1) to ensure that all relevant accounting principles are being followed by the funds; and (2) to report to the Boards of Directors concerning the funds’ operations.

PFPC Trust Company, Inc., The Eastwick Center, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153 serves as the custodian of each fund’s assets pursuant to custodian agreements. Under such agreements, PFPC Trust Company, Inc. (1) maintains a separate account or accounts in the name of the funds; (2) holds and transfers portfolio securities on account of the funds; (3) accepts receipts and makes disbursements of money on behalf of the funds; (4) collects and receives all income and other payments and distributions on account of the funds’ securities; and (5) makes periodic reports to the Boards of Directors concerning the funds’ operations.

PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406-1212, serves as the funds’ principal underwriter pursuant to underwriting agreements for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each fund. For these services PFPC Distributors, Inc. receives an annual fee of $5,000 per fund, which is paid by the Advisor.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The funds’ Advisor generally seeks to obtain the best price and execution in purchases and sales of securities. The advisory agreements contain provisions, however, which authorize the Advisor to pay, on behalf of the funds, brokerage commissions in excess of commissions which might be charged by other brokers, where a determination is made by the Advisor that the amount of commission paid is reasonable in relation to the brokerage and research services provided by the broker to the funds, viewed in terms of the particular transaction or the overall responsibilities of the Advisor with respect to the funds. Such research services may include research reports on companies, industries and securities; economic and financial data; financial publications; computer databases; market information services. Further, such research services are ordinarily of general application and may be used by the Advisor in servicing a variety of its clients. In addition, the advisory agreements recognize that the Advisor may, at its expense, acquire statistical and factual information, advice about economic factors and trends and other appropriate information from others in carrying out its obligations to the funds. Portfolio transactions are routed to, and commission rates are negotiated with, brokers based on the Advisor’s assessment of the reliability and quality of a broker’s services, including research services. The amount of total brokerage commissions attributable to each fund (all of which were paid to brokers which provided research, statistical data or pricing information to the Advisor) for the last three fiscal years are as follows:

	SMCF		SMDS	SSCV
December 31, 2008	$269,461	*	$60,630	$748,431
December 31, 2007	$70,225	*	$85,404	$506,902
December 31, 2006	$156,573		$94,087	$859,554

*	Brokerage commissions increased significantly in 2008 due to greater than expected inflows of cash in the first half of the year and greater than expected outflows of cash in the second half of the year.

Investment decisions for each fund will be made independently from investment decisions made for other clients advised by the Advisor. However, simultaneous transactions may occur on occasion when the same security is suitable for the investment objectives of more than one client, including the funds. When two or more such clients are simultaneously engaged in the purchase or sale of the same security, to the extent possible, the transactions will be averaged as to price and allocated among the clients in accordance with an equitable formula. In some cases, this coordination could have a detrimental effect on the price or quantity of a security available to any of the Advisor’s clients, including the funds. In other cases, however, the ability of the funds to participate with other clients of the Advisor in volume transactions may produce benefits for the funds, including, but not limited to, better transaction execution.

Subject to applicable laws and regulations, the Advisor and/or its affiliates may pay, out of its own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the funds. These payments (“Additional Payments”) would be in addition to the payments by the funds described in the funds’ Prospectus and this SAI for distribution and shareholder servicing and processing. These additional payments may take the form of “due diligence” payments for an institution’s examination of the funds and payments for providing extra employee training and information relating to the funds; “listing” fees for the placement of the funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the funds; “marketing support” fees for providing assistance in promoting the sale of the funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Advisor and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the funds. The Additional Payments made by the Advisor and/or its affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, the Advisor and/or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Advisor and/or its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. The funds may reimburse the Advisor for and/or pay directly Additional Payments.

REDEMPTION INFORMATION

Please call the transfer agent (“PNC”) at (800) 472-4266 to verify required language for all retirement plan redemption requests or to obtain the Retirement Plan Withdrawal Form. No redemption shall be made unless your application is first on file. In addition, a fund will not accept redemption requests until checks received for the shares purchased have cleared.

The funds may charge a redemption fee of 1.50% if a shareholder sells or exchanges shares within 120 days after the purchase date. The redemption fee will be waived in the event of a redemption following the death or disability of a shareholder as defined in Section 72(m)(7) of the Internal Revenue Code, as amended. The redemption fee will also be waived for required minimum distributions from any retirement account or shares purchased through reinvested dividends or capital gains.

Redemption requests mailed to the advisor must be forwarded to the transfer agent and will not be executed until they are received in good order by the transfer agent. The transfer agent cannot accept redemption requests which specify a particular forward date for redemption. All withdrawals under the Systematic Cash Withdrawal Plan are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter.

If withdrawals under the Systematic Cash Withdrawal Plan exceed income dividends and capital gains reinvestments, or if the dollar value of your shares falls below your original purchase price, your invested principal will be depleted. Thus, depending on the size of withdrawal payments and fluctuations in the value of your shares, your original investment could be exhausted entirely. You may change or stop the Systematic Cash Withdrawal Plan at any time by written notice to the funds. Income, dividends and capital gains distributions must be reinvested automatically to participate in this plan. Stock certificates cannot be issued under the Systematic Cash Withdrawal Plan.

Neither the right of redemption, nor the payment upon redemption request received in good order by the transfer agent, may be suspended or deferred for more than seven days, (or such shorter time period as may be required by applicable SEC rules), except: (1) when trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) when the SEC has by order permitted such suspension; or (3) when an emergency, as defined by the rules of the SEC, exists, making disposal of portfolio securities or valuation of net assets of a fund not reasonably practicable. In the case of a suspension of the determination of the net asset value, the right of redemption is also suspended and unless you withdraw your request for redemption, you will receive payment at the net asset value next determined after termination of the suspension.

As provided in each fund’s Articles of Incorporation, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the funds have elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares solely in cash up to the lesser of $250,000, or one percent of the net asset value of the fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors of such fund believes that economic conditions exist which would make such a practice detrimental to the fund.

Any portfolio securities paid or distributed in-kind will be in readily marketable securities, and will be valued as described under “Pricing Fund Shares” in the Prospectus. Subsequent sale of such securities would require payment of brokerage commissions or spreads by the investor.

The value of your shares on redemption may be more or less than the cost of such shares to you depending upon the net asset value of the fund’s shares at the time of redemption.

INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

The discussions of the federal tax consequences in the Prospectus and this Statement of Additional Information are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and cases and administrative interpretations, as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly alter the conclusions expressed herein, and any such changes or decisions may be retroactive.

Each fund has qualified and intends to continue to qualify as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code for each of its taxable years. As a RIC, each fund is exempt from Federal income and excise tax on its income and gains that it distributes to shareholders, provided it satisfies applicable requirements. To qualify for treatment as a regulated investment company, a fund must meet three important tests each year.

First, each fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally at the close of each quarter of its taxable year, at least 50% of the value of each fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the fund controls and which are engaged in the same or similar trades of businesses, or (3) one or more qualified publicly traded partnerships.

Third, each fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each fund intends to comply with these requirements. If a fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the fund could be disqualified as a regulated investment company. If for any taxable year a fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% nondeductible excise tax is imposed on RICs that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The funds intend to make sufficient distributions or deemed distributions prior to the end of each calendar year to avoid liability for this excise tax. If a fund were to fail to make sufficient distributions in a year, the fund could be subject to excise tax and/or corporate income tax in respect of the shortfall or, if the shortfall were substantial enough, the fund could be disqualified as a RIC.

State and Local Taxes

Although each fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a fund may be subject to the tax laws of such states or localities.

The foregoing discussion is based on Federal tax laws and regulations that are in effect on the date of this Statement of Additional Information. These laws and regulations may be changed by legislative or administrative action.

DESCRIPTION OF COMMON STOCK

SMCF’s authorized capital is 10,000,000 shares of common stock, par value $0.10 per share. SMDS’ authorized capital is 10,000,000 shares of common stock, par value $1.00 per share. The Stratton Funds, Inc. is authorized to issue 1,000,000,000 shares of common stock, par value $0.001 per share, and to classify and reclassify any authorized and unissued shares into one or more series or classes. At present, the Board of Directors of The Stratton Funds, Inc. has authorized the issuance of 200,000,000 shares of Class A common stock representing interests in SSCV.

There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights. Shares of each fund are freely transferable. Each share of a particular fund has equal voting, dividend and distribution, and liquidation rights with other shares of such fund. When issued for payment as described in its Prospectus, a fund’s shares will be fully paid and non-assessable. Fractional shares of a fund have proportionately the same rights as provided for full shares of the particular fund.

Each fund does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. SMCF, SMDS and The Stratton Funds, Inc. are each a separate legal entity and the shareholders of each will vote separately. Under certain circumstances, shareholders have the right to call a shareholders meeting to consider the removal of one or more directors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a “series investment company”, such as The Stratton Funds, Inc., shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the particular series (i.e., fund) affected by the matter (for example, SSCV, which is a separate series of The Stratton Funds, Inc.). A series will be separately affected by a matter unless: 1) the interests of each series in the matter are substantially identical, or 2) the matter does not affect any interest of such series. Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a series if and only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the selection of independent registered public accounting firm and the election of directors may be effectively acted upon by shareholders of a “series investment company”, voting without regard to a series.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for SMCF, SMDS and SSCV contained in the funds’ Annual Report to Shareholders dated December 31, 2008 are incorporated by reference into this Statement of Additional Information and have been audited by Tait, Weller & Baker LLP whose reports also appear in the 2008 Annual Report and are also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the reports of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, given on the authority of said firm as experts in auditing and accounting, incorporating by reference from such funds’ 2008 Annual Report.

APPENDIX A

Stratton Management Company

Proxy Voting Policy and Procedures

Introduction

On January 31, 2003, the Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940 that address an adviser’s fiduciary obligation to clients who have given the adviser authority to vote their proxies. New Rule 206 (4)-6 requires an adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of the client. The rule requires several important disclosures:

•	information on the adviser’s policies and procedures and the way in which a client may obtain information on how the adviser has voted the client’s proxies;

•	a description of how the adviser addresses material conflicts between its interests and those of its clients;

•	record retention of proxy voting materials.

Policy Statement

Stratton Management Company has designed our policies and procedures regarding proxy voting to ensure that proxy matters are conducted in the best interest of our clients. We ultimately cast a proxy vote after evaluating the relevant facts and circumstances of the issues at the time of the vote on a case-by-case basis. Should there be any material conflicts of interest regarding a proxy vote, we will resolve them in the best interest of our clients. Additionally, we will accept client direction as to how proxy votes are cast if the vote is contrary to the manner utilized by the firm.

Responsibility and Oversight of Proxy Voting Activities at the Firm

Ultimate responsibility and oversight of proxy voting activities at Stratton Management Company rests with the Proxy Voting Committee (the “Committee”). This Committee consists of the members of the firm’s Investment Committee. The Committee will appoint one or more Proxy Administrators to assist in the administration of proxy material and record the minutes of the Committee meetings. The Proxy Administrators are responsible for reviewing each proxy prior to each appropriate proxy vote and shareholder meeting date. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee’s instructions.

Stratton Management Company’s Proxy Voting Procedures

ProxyEdge Lite Services

Stratton Management Company has engaged Broadridge Financial Solutions, Inc. (via their “ProxyEdge” product) to assist the firm in the proxy collection and voting process for those clients who have requested that we vote their proxies. Each proxy received is matched to the securities to be voted by the Proxy Administrators and a reminder is sent to any custodian or trustee that has not forwarded the proxies to Stratton Management Company. The proxy statement is then forwarded to the Compliance Director who then reviews the proxy for any conflicts of interest.

Stratton Management Company will generally vote in favor of a Company Management’s recommendations regarding routine matters that do not have a significant economic impact on the company and/or its shareholders. If there are any proposals which we deem would not be in the shareholders’ interests, or if there are proposals that might negatively affect substantially the rights or privileges of the holders of securities to be voted, those proposals would be presented to the Proxy Committee for determination.

Once the review is complete, the proxy is then voted electronically through ProxyEdge, and the final result becomes recorded on the ProxyEdge Lite system. Stratton Management Company retains final authority and responsibility for proxy voting.

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Availability of Policies and Procedures and Disclosure of Vote

Stratton Management Company will provide our clients with a copy of its policies and procedures upon request and the Company reserves the right to update and change those policies and procedures from time to time.

A client may obtain information from Stratton Management Company regarding how a particular proxy was voted on the client’s behalf by contacting their assigned portfolio manager or client services liaison. Due to Stratton Management Company’s Privacy Policy, the Committee will not disclose to third parties how a particular client’s proxy vote was cast without receiving written authorization from the client to release such information.

Conflicts of Interest

A conflict of interest occurs when the interests of Stratton Management Company and the interests of its employees, officers and directors, interfere in any way with the interests of Stratton Management Company clients. The Proxy Committee is committed to avoiding all situations that might lead to a real or apparent material conflict between (i) the interests of Stratton Management Company, its employees, Officers and Directors, and (ii) the Committee’s proxy voting responsibilities. The Committee will rely on Stratton Management Company’s personal securities trading policies as outlined in Stratton Management Company’s Code of Ethics as a guideline in determining possible conflicts of interest in its proxy voting procedures. Any attempt by any employee, Officer, or Director of Stratton Management Company to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of Stratton Management Company’s Code of Ethics.

Should a material conflict arise between the adviser’s interest and those of the client, SMCF will disclose the conflict in writing to the client and obtain written consent on the matter presented before voting. If requested, SMCF will forward the proxy material to the client so that the client may cast its own vote.

Stratton Management Company Record Retention

Stratton Management Company maintains proxy voting records in accordance with Section 204-2 of the Investment Advisers Act. They include:

A copy of our policies and procedures;

Proxy statements received and reconciled;

A record of each vote cast;

A copy of any documentation created by the Company that was material to the proxy vote decision;

Any written or oral request for clients for proxy voting records and our response to same.

Stratton Management Company will retain all proxy voting materials and records for a period of five years, the first two of which will be kept in our offices, and the latter three years’ records in our offsite storage facility.

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APPENDIX B

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issue or issuer.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. The “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments may have been suspended in accordance with the instrument’s terms.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve an “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” – Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often has features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

POST-EFFECTIVE AMENDMENT NO. 33

Stratton Monthly Dividend REIT Shares, Inc.

TO REGISTRATION STATEMENT NO 2-42379

on

FORM N-1A

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)	Articles of Incorporation

	(i)	Articles of Incorporation of Registrant, dated March 1, 1985, are incorporated herein by reference to Exhibit No. 99.1 of Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-42379/811-2240), filed on May 30, 1996 (“Post-Effective Amendment No. 16”).

	(ii)	Amendment to Articles of Incorporation, dated January 19, 1998, are incorporated herein by reference to Exhibit No. 99.1 of Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, (File Nos. 2-42379/811-2240), filed on April 15, 1998 (“Post-Effective Amendment No. 19”).

(b)	By-Laws of Registrant, as amended, dated February 28, 1989, are incorporated herein by reference to Exhibit No. 99.2 of Post-Effective Amendment No. 16.

	(i)	Amendments to By-Laws of Stratton Monthly Dividend REIT Shares, Inc., effective December 10, 2002, are incorporated by reference to Exhibit 23(b)(i) of Post-Effective Amendment No. 24.

	(ii)	Amendments to By-Laws of Stratton Monthly Dividend REIT Shares, Inc., effective June 17, 2003, are incorporated by reference to Exhibit 23(b)(ii) of Post-Effective Amendment No. 25.

(c)	Instruments Defining Rights of Security Holders.

	(i)	Specimen certificate for shares of common stock of Registrant is incorporated herein by reference to Exhibit No. 99.4 of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-42379/811-2240), filed on March 12, 1997 (“Post-Effective Amendment No. 17”).

	(ii)	Section 4. of the By-Laws, Exhibit No. (b) above, define the rights of security holders.

(d)	(i)	Investment Advisory Agreement, dated July 1, 1989, between Registrant and Stratton Management Company is incorporated herein by reference to Exhibit No. 99.5 of Post-Effective Amendment No. 16.

	(ii)	Investment Advisory Agreement, dated March 28, 2008, between the Registrant and Stratton Management Company is incorporated by reference to Exhibit No. 23(d)(ii) of Post-Effective Amendment No. 32.

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(e)	Underwriting Agreement, dated December 31, 2000 between Registrant and PFPC Distributors, Inc. is incorporated by reference to Exhibit 23 (e) of Post-Effective Amendment No. 23.

(i)	Amendment to Underwriting Agreement, dated April 30, 2001, is incorporated by reference to Exhibit 23 (e)(i) of Post-Effective Amendment No. 23.

(f)	None.

(g)	Custodian Services Agreement between Registrant and PFPC Trust Company, dated May 1, 2001, is incorporated herein by reference to Exhibit No. 23(g) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-42379/811-2240), filed on April 24, 2001 (“Post-Effective Amendment No. 22”).

	(i)	Amendment to Custodian Services Agreement, dated May 1, 2001, is incorporated by reference to Exhibit No. 23 (g)(i) of Post-Effective Amendment No. 23.

(h)	(i)	Administration Agreement, dated March 1, 1990, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(a) of Post-Effective Amendment No.17.

		(a)	Amendment to Administration Agreement, dated February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23 (h)(i)(a) of Post-Effective Amendment No. 22.

		(b)	Amendment to Accounting and Administration Services Agreement, dated April 1, 2000, between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 23 (h)(i)(b) of Post-Effective Amendment No. 22.

	(ii)	Shareholder Services Agreement (formerly known as Administration Agreement), dated May 31, 1985, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. No. 99.9(b) of Post-Effective Amendment No. 17.

		(a)	Amendment to Transfer Agent Services Agreement, dated February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23 (h)(ii)(a) of Post-Effective Amendment No. 22.

		(b)	Amendment to Transfer Agent Services Agreement, dated June 1, 2000, between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 23 (h)(ii)(b) of Post-Effective Amendment No.22.

		(c)	Anti-Money Laundering and Privacy Amendment effective July 24, 2002 between Registrant and PFPC Inc. is incorporated by reference to Exhibit 23(h)(ii)(c) of Post-Effective Amendment No. 24.

		(d)	Customer Identification Program Amendment effective October 1, 2003 is incorporated by reference to Exhibit 23(h)(ii)(d) of Post-Effective Amendment No. 25.

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	(iii)	Amendment to Shareholder Services Agreement (formerly known as Administration Agreement), dated December 11, 1985, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(c) of Post-Effective Amendment No. 17.

	(iv)	Amendment No. 1 to Shareholder Services Agreement (formerly known as Administration Agreement), dated May 29, 1987, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(d) of Post-Effective Amendment No. 17.

	(v)	Amendment No. 2 to Shareholder Services Agreement (formerly known as Administration Agreement), dated May 29, 1987, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(e) of Post-Effective Amendment No. 17.

	(vi)	Amendment to Shareholder Services Agreement (formerly known as Administration Agreement), dated February 27, 1990, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(f) of Post-Effective Amendment No. 17.

	(vii)	Accounting Services Agreement, dated May 1, 1988, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(g) of Post-Effective Amendment No. 17.

(a) Amendment to Accounting Services Agreement, dated February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23(h)(vii)(a) of Post-Effective Amendment No. 22.

(b) Amendment to Accounting and Administration Services Agreement, dated April 1, 2000, between Registrant and PFPC Inc. is incorporated by reference to Exhibit No. 23(h)(vii)(b) of Post-Effective Amendment No. 22.

(i)		Opinion and Consent of Counsel on the legality of the securities being issued is incorporated herein by reference to Exhibit No. 99.10 of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-42379/811-2240), filed on February 27, 1998 (“Post-Effective Amendment No. 18”).

(j)		Consent of Independent Auditors is filed herewith.

(k)		Not applicable.

(l)		None.

(m)		None.

(n)		Not applicable.

(p)		(1) Code of Ethics of Stratton Mutual Funds as revised March 1, 2005 is incorporated herein by reference to Exhibit No. 23(p) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-42379/811-2240), filed on April 26, 2005 (“Post-Effective Amendment No. 27”).

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(2)	Code of Ethics of Stratton Management Company as revised March 1, 2005 is incorporated herein by reference to Exhibit No. 23(p) of Post-Effective Amendment No. 27.

Item 24.	Persons Controlled by or under Common Control with Registrant

Registrant is controlled by its Board of Directors.

Item 25.	Indemnification

Section 2-418 of the Corporation and Associations Article of the Annotated Code of Maryland gives Registrant the power to indemnify its directors and officers under certain situations. Article VII, Section 3 of Registrant’s Articles of Incorporation, incorporated by reference as Exhibit No. (a) hereto, and Section 2.12 of Registrant’s By-Laws, incorporated by reference as Exhibit No. (b) hereto, provide for the indemnification of Registrant’s directors and officers. Each indemnification must be authorized by the Board of Directors of Registrant by a majority of a quorum consisting of directors who were not parties to the action, suit or proceeding, or by independent legal counsel in a written opinion, or by the shareholders. Notwithstanding the foregoing, Section 2.12(e) of Registrant’s By-Laws provides that no director or officer of Registrant shall be indemnified against any liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s duties to the corporation.

In addition, the aforesaid section of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power (a) to purchase and maintain insurance for its directors and officers against any liability asserted against them and incurred by them in that capacity or arising out of their status as such, whether or not Registrant would have the power to indemnify such directors and officers under such statute, and (b) under certain circumstances to pay the reasonable expenses incurred by a director or officer in defending an action, suit or proceeding in advance of the final disposition of the action, suit or proceeding.

Indemnification of the Registrant’s Custodian, Transfer Agent, Accounting/Pricing Agent and Administrator against certain stated liabilities is provided for by the following documents:

(a)	Section 7 of the Investment Advisory Agreement is incorporated herein by reference to Exhibit No. 23(d)(ii) of Post-Effective Amendment No. 32;

(b)	Section 8 of the Underwriting Agreement included as Exhibit 23 (e) of Post-Effective Amendment No. 23;

(c)	Section 13 of the Custodian Services Agreement is incorporated herein by reference to Exhibit No. 23(g) of Post-Effective Amendment No. 22;

(d)	Section 26 of the Shareholder Services Agreement is incorporated herein by reference to Exhibit No. 99.9(b) through 99.9(f) of Post-Effective Amendment No. 17;

(e)	Section 10 of the Accounting Services Agreement is incorporated herein by reference to Exhibit No. 99.9(g) of Post-Effective Amendment No. 17; and

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(f)	Section 8 of the Administration Agreement is incorporated herein by reference to Exhibit No. 99.9(a) of Post-Effective Amendment No. 17.

Item 26.	Business and Other Connections of Investment Advisor

Stratton Management Company provides investment advisory services consisting of portfolio management for a variety of individuals and institutions, and as of December 31, 2008 had approximately $1.9 billion in assets under management. It presently also acts as investment advisor to two other registered investment companies, Stratton Multi-Cap Fund, Inc. and The Stratton Funds, Inc.

To the knowledge of the Registrant, none of the Directors or executive officers of Stratton Management are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (“the Underwriter”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of March 16, 2009, the Underwriter acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

Fairholme Fund

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

IndexIQ Trust

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Fund

Embarcadero Funds

(b)	The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Underwriter is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc. an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

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The following is a list of the directors and executive officers of the Underwriter:

Board of Directors

Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
T. Thomas Deck	Director	January 3, 2008
Dennis J. Westley	Director	March 4, 2008

Officers

Name	Position	Effective Date
T. Thomas Deck	President and Chief Executive Officer	January 3, 2008
Bruno DiStefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007 Secretary and Clerk – May 29, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Rita G. Adler	Chief Compliance Officer	April 11, 2007
Jodi L. Jamison	Chief Legal Officer	April 11, 2007
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Scott A. Thornton	Assistant Secretary and Assistant Clerk	May 20, 2008
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Mark Pinocci	Vice President	Dec 2, 2008

Item 28.	Location of Accounts and Records

All records described in Section 31(a) of the 1940 Act and Rules 17 CAR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by Stratton Management Company, the Fund’s Investment Advisor, Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462-1050, except for those maintained by the Fund’s Custodian, PFPC Trust Company, 8800 Tinicum Blvd., 5th Floor, Philadelphia, Pennsylvania 19153, and PNC Global Investment Servicing, the Fund’s Administrator, Transfer, Redemption and Dividend Disbursing Agent, Administrator of its Retirement Plans and Accounting Services Agent, 760 Moore Road, King of Prussia, Pennsylvania, 19406-1212.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings - None

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Plymouth Meeting, and the Commonwealth of Pennsylvania on the 28th day of April, 2009.

STRATTON MONTHLY DIVIDEND REIT SHARES, INC.
Registrant

/s/ James A. Beers
James A. Beers, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement of Stratton Monthly Dividend REIT Shares, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ James W. Stratton	Chief Executive Officer and Director	April 28, 2009
James W. Stratton

/s/ Bernard A. Francis, Jr.	Director	April 28, 2009
Bernard A. Francis, Jr.

/s/ John J. Lombard, Jr.	Director	April 28, 2009
John J. Lombard, Jr.

/s/ Lois Rothenberger	Director	April 28, 2009
Lois Rothenberger

/s/ Frank Thomas	Director	April 28, 2009
Frank Thomas

/s/ H. Drake Williams, Jr.	Director	April 28, 2009
H. Drake Williams, Jr.

/s/ Joel H. Wilson	Director	April 28, 2009
Joel H. Wilson

/s/ Harold L. Zuber, Jr.	Director	April 28, 2009
Harold L. Zuber, Jr.

/s/ Patricia L. Sloan	Secretary and Treasurer	April 28, 2009
Patricia L. Sloan

/s/ James A. Beers	President and Chief Financial Officer	April 28, 2009
James A. Beers

SCHEDULE OF EXHIBITS TO FORM N-1A

Stratton Monthly Dividend REIT Shares, Inc.

Exhibit Number	Exhibit
(23)(j)	Consent of Independent Auditors.